CHURCHILL TAX-FREE FUND OF KENTUCKY

SUMMARY PROSPECTUS

April 24, 2011

Tickers:	Class A – CHTFX	Class C – CHKCX
	Class I – CHKIX	Class Y – CHKYX

This summary prospectus is designed to provide investors with key Fund information in a clear and concise format. Before you invest, you may want to review the Fund's complete Prospectus, which contains more information about the Fund and its risks. You can find the Fund's Prospectus and other information about the Fund online at www.aquilafunds.com/literature.html. You can also get this information at no cost by calling 800-437-1020 (toll-free) or by sending an e-mail request to info@aquilafunds.com.  If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Prospectus and other information will also be available from your financial intermediary. The Fund's Prospectus and Statement of Additional Information, both dated April 24, 2011, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

Investment Objective

The Fund’s objective is to provide you as high a level of current income exempt from Kentucky state and regular Federal income taxes as is consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in the Fund or in other funds in the Aquila Group of Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "Alternative Purchase Plans” on page 18 of the Fund's Prospectus, "What are the sales charges for purchases of Class A Shares” on page 19 of the Prospectus and "Reduced Sales Charges for Certain Purchases of Class A Shares” on page 21 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Class I Shares	Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	None(1)	1.00%	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of your investment)

Management Fee	0.40%	0.40%	0.40%	0.40%

Distribution (12b-1) Fee	0.15%	0.75%	0.15%	None

Other Expenses	0.20%	0.44%	0.40%	0.20%

Total Annual Fund Operating Expenses	0.75%	1.59%	0.95%	0.60%

(1)	Purchases of $1 million or more have no sales charge but a contingent deferred sales charge of up to 1% for redemptions within two years of purchase.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Six years after the date of purchase, Class C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$474	$630	$800	$1,293
Class C Shares	$262	$502	$866	$1,456
Class I Shares	$97	$303	$525	$1,166
Class Y Shares	$61	$192	$335	$ 750

You would pay the following expenses if you did not redeem your Class C Shares:

Class C Shares	$162	$502	$866	$1,456

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8.32% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in tax-free municipal obligations which pay interest exempt from Kentucky state and regular Federal income taxes. We call these “Kentucky Obligations.” In general, all or almost all of these obligations are issued by the Commonwealth of Kentucky, its counties and various other local authorities. At least 80% of the Fund’s assets will always consist of Kentucky Obligations of these issuers. These obligations can be of any maturity, but the Fund’s average portfolio maturity has traditionally been between 11 and 15 years.

At the time of purchase, the Fund’s Kentucky Obligations must be of investment grade quality. This means that they must either

•	be rated within the four highest credit ratings assigned by nationally recognized statistical rating organizations or,

•	if unrated, be determined to be of comparable quality by the Fund’s Manager, Aquila Investment Management LLC.

The Manager selects obligations for the Fund’s portfolio to best achieve the Fund’s objective by considering various characteristics including quality, maturity and coupon rate.

Principal Risks

The Fund’s assets, being primarily or entirely Kentucky issues, are subject to economic and other conditions affecting Kentucky. Adverse local events, such as the current downturn in the Kentucky economy and continued high unemployment, could affect the value of the Fund’s portfolio. (See “What are the main risk factors and special considerations specifically relating to investment in Kentucky Issuers?” in the Fund’s Prospectus.)

There are two types of risk associated with any fixed-income debt securities such as Kentucky Obligations: interest rate risk and credit risk.

•
Interest rate risk relates to fluctuations in market value arising from changes in prevailing interest rates. If interest rates rise, the value of debt securities, including Kentucky Obligations, will normally decline. If the value of Kentucky Obligations held by the Fund declines, the net asset value of your shares in the Fund will also decline. Kentucky Obligations with longer maturities generally have a more pronounced reaction to interest rate changes than shorter-term securities.

•	Credit risk relates to the ability of the particular issuers of the Kentucky Obligations the Fund owns to make periodic interest payments as scheduled and ultimately repay principal at maturity.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”). Thus, compared with “diversified” funds, it may invest a greater percentage of its assets in obligations of a particular issuer. In general, the more the Fund invests in the securities of specific issuers, the more the Fund is exposed to risks associated with investments in those issuers.

Loss of money is a risk of investing in the Fund.

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the designated periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.aquilafunds.com or by calling 800-437-1020 (toll-free).

ANNUAL TOTAL RETURNS
  Class Y Shares
   2001 – 2010

                                                        16.21
16%                                                     XXXX
                                                        XXXX
14%                                                     XXXX
                                                        XXXX
12%                                                     XXXX
                                                        XXXX
10%         8.30                                        XXXX
            XXXX                                        XXXX
8%          XXXX                                        XXXX
            XXXX                                        XXXX
6%          XXXX                                        XXXX
      4.28  XXXX  4.65  4.65                            XXXX
4%    XXXX  XXXX  XXXX  XXXX        4.08                XXXX
      XXXX  XXXX  XXXX  XXXX  2.55  XXXX  2.63          XXXX
2%    XXXX  XXXX  XXXX  XXXX  XXXX  XXXX  XXXX          XXXX
      XXXX  XXXX  XXXX  XXXX  XXXX  XXXX  XXXX          XXXX  1.44
0%    XXXX  XXXX  XXXX  XXXX  XXXX  XXXX  XXXX   XXXX   XXXX  XXXX
                                                 XXXX         XXXX
                                                 XXXX
-2                                               XXXX
-3                                               XXXX
-4                                               XXXX
-5%                                             -4.88

      2001  2002  2003  2004  2005  2006  2007   2008   2009  2010

                                     Calendar Years

During the period shown in the bar chart, the highest return for a quarter was 7.37% (quarter ended March 31, 2009) and the lowest return for a quarter was -5.16% (quarter ended September 30, 2008).

	Average Annual Total Returns for the Periods Ended December 31, 2010
	1 Year	5 Years	10 Years
Class Returns Before Taxes:
Class A	(2.69)%	2.70%	3.69%
Class C	(0.58)%	2.66%	3.23%
Class I (since inception of class on 8/6/01)	1.13%	3.39%	3.85%
Class Y	1.44%	3.67%	4.27%
Class Y Returns After Taxes:
On Distributions	1.44%	3.63%	4.24%
On Distributions and Redemption	2.35%	3.73%	4.27%
Barclays Capital Quality Intermediate Municipal Bond Index (This index is unmanaged and does not reflect deductions for fund operating expenses or sales charges.)	3.21%	4.73%	4.76%

These returns are calculated using the highest individual Federal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes.  Actual after-tax returns will depend on your specific situation and may differ from those shown.  The after-tax returns shown will be irrelevant to investors owning shares through tax-deferred accounts, such as IRAs or 401(k) plans.  The total returns reflect reinvestment of dividends and distributions.

Management

       Investment Adviser

Aquila Investment Management LLC (the “Manager”)

Portfolio Manager – Mr. Todd Curtis has been the Fund’s portfolio manager since 2009; Mr. James Thompson has served as back-up portfolio manager since 2009.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Class A Shares or Class C Shares either through a financial advisor or directly from the Fund and Class I Shares and Class Y Shares through a financial intermediary. For Class A and C Shares, the minimum initial purchase into the Fund is $1,000, and there is no minimum for subsequent investments, provided, however, that the minimum for initial and subsequent investments in an automatic investment program is $50.  Financial intermediaries set their own requirements for Class I or Y investments.

Tax Information

The Fund's distributions of its net exempt interest income from Kentucky Obligations are generally exempt from regular Federal and Kentucky state income tax. A portion of these distributions, however, may be subject to the Federal alternative minimum tax. It is possible that a portion of the Fund’s dividends will be subject to Federal and Kentucky income taxes. There may be distributions of capital gains which will be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and its Distributor or Manager may pay the intermediary for the sale of Fund shares and related shareholder servicing activities. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.